Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal

First Investors Auto Receivables Corporation			6,793	$ 85,384,910.54	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Receivables Funding, LLC			6,025	$ 91,242,011.66	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
FIFS Acquisition Funding II, LLC			2,905	$ 46,313,506.16	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2014-2			2,458	$ 21,999,230.63	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2014-3			2,652	$ 26,239,141.87	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2015-1			3,305	$ 36,330,226.85	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2015-2			3,888	$ 47,232,993.26	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2016-1			4,205	$ 56,511,587.05	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2016-2			6,376	$ 93,359,991.40	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2017-1			6,924	$ 108,786,299.39	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2017-2			7,776	$ 131,789,950.11	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2017-3			6,351	$ 112,341,592.12	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2018-1			7,308	$ 132,071,016.22	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%
First Investors Auto Owners Trust 2018-2			8,354	$ 159,992,317.58	100%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%	-	$ -	0%

FIFS Group CIK	X	First Investors Financial Services

Total			75,320	$ 1,149,594,774.84		-	$ -		-	$ -		-	$ -		-	$ -		-	$ -		-	$ -